Restructuring and Severance - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Restructuring Cost And Reserve [Line Items]
Restructuring and severance	$ 1,770,000	$ 325,000
Restructuring and severance outstanding	1,100,000
Payments related to restructuring and severance	$ 700,000